CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue, net	$ 550,253	$ 551,582	$ 1,346,554	$ 1,294,748	$ 2,593,376	$ 2,150,997
Cost of revenue	(238,411)	(466,207)	(671,086)	(1,092,394)	(2,050,375)	(1,805,076)
Gross profit	311,842	85,375	675,468	202,354	543,001	345,921
Operating expenses:
Sales and marketing expenses	(77,316)	(259,646)	(176,633)	(318,266)	(518,481)	(267,126)
General and administrative expenses	(326,830)	(150,720)	(589,090)	(406,838)	(912,095)	(617,005)
Professional fee	(54,707)	(145,799)	(65,892)	(159,254)	(35,412)	(61,320)
Total operating expenses	(458,853)	(556,165)	(831,615)	(884,358)	(1,465,988)	(945,451)
Other income (expense):
Gain on disposal of subsidiary	103,746	0	103,746	0
Government grant	0	40,256	0	40,256
Interest income	0	1	4	6	51	231
Sundry income					85,374	358
Interest expense	(60,150)	(1,491)	(86,232)	(2,389)	(69,663)	0
Total other income	43,596	38,766	17,518	37,873	15,762	589
LOSS BEFORE INCOME TAXES	(103,415)	(432,024)	(138,629)	(644,131)	(907,225)	(598,941)
Income tax expense	0	0	0	0	0	0
NET LOSS	(103,415)	(432,024)	(138,629)	(644,131)	(907,225)	(598,941)
Net loss attribute to non-controlling interest	(7,406)	0	(11,686)	0	(5,704)	0
Net loss attributable to Folkup Development Inc.	$ (96,009)	$ (432,024)	$ (126,943)	$ (644,131)	(901,521)	(598,941)
Other comprehensive loss:
Foreign currency translation loss					(3,360)	(3,902)
COMPREHENSIVE LOSS					$ (910,585)	$ (602,843)
Net loss per share - Basic and diluted					$ (0.14)	$ (0.10)
Weighted average common shares outstanding - Basic and diluted					6,384,153	6,000,000